Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2025
Intangible assets and goodwill [abstract]
Continuity Schedule of Intangible Assets and Goodwill
The following is a continuity schedule of intangible assets and goodwill:

	March 31, 2025			March 31, 2024
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Impairment	Net book value
	$	$	$	$	$	$	$
Definite life intangible assets:
Customer relationships	42,528	(37,629)	4,899	42,439	(37,349)	—	5,090
Permits and licenses	54,065	(53,996)	69	54,002	(43,305)	(10,652)	45
Patents	751	(751)	—	982	(793)	—	189
Intellectual property and know-how	52,590	(52,590)	—	52,590	(52,590)	—	—
Software	21,992	(18,198)	3,794	18,661	(16,408)	(1,504)	749
Indefinite life intangible assets:
Brand	7,666	—	7,666	28,200	—	(20,700)	7,500
Permits and licenses	28,735	—	28,735	27,277	—	—	27,277
Total intangible assets	208,327	(163,164)	45,163	224,151	(150,445)	(32,856)	40,850
Goodwill	43,871	—	43,871	43,180	—	—	43,180
Total	252,198	(163,164)	89,034	267,331	(150,445)	(32,856)	84,030

Changes in Net Book Value of Intangible Assets and Goodwill
The following summarizes the changes in the net book value of intangible assets and goodwill for the periods presented:

	Balance, March 31, 2024	Additions	Other	Amortization	Foreign currency translation	Balance, March 31, 2025
	$	$	$	$	$	$
Definite life intangible assets:
Customer relationships	5,090	—	90	(281)	—	4,899
Permits and licenses	45	48	8	(43)	11	69
Patents	189	6	(197)	—	2	—
Software	749	3,406	(90)	(271)	—	3,794
Indefinite life intangible assets:
Brand	7,500	—	—	—	166	7,666
Permits and licenses	27,277	—	59	—	1,399	28,735
Total intangible assets	40,850	3,460	(130)	(595)	1,578	45,163
Goodwill	43,180	354	(390)	—	727	43,871
Total	84,030	3,814	(520)	(595)	2,305	89,034

Key Assumptions Used in Impairment Testing

Accounting Policy

The Company defines biological assets as living plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing plants’ stage of completion up to the point of harvest. The Company cultivates cannabis and propagation plants biological assets. For cannabis plants, the stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. Propagation plants are comprised solely of plants from the Bevo business, and are sold as living plants to customers and therefore not harvested into inventory. For propagation plants, the stage of completion is determined based on the propagation date, the promised date, and the period-end reporting date.

The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of cannabis biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram	Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.	If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to cannabis biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of propagation plants biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Selling price per plant	Represents selling price per plant, which is based on committed purchase plans or approximate future selling price.	If selling price per plant were higher (lower), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the number of days in production over the promised date less the propagation date.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to propagation plants biological assets based on a rolling gross margin rate and includes all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following table outlines the key assumptions used in calculating the recoverable amount for each CGU and operating segment for impairment as at January 1, 2025 and 2024:

	Indefinite Life Intangible Impairment Testing				Goodwill Impairment Testing
	Canadian Cannabis CGU	Plant Propagation CGU	Australia Cannabis CGU	European Cannabis CGU	Cannabis Operating Segment	Plant Propagation
January 1, 2025
Terminal value growth rate	2.0%	3.0%	3.0%	3.0%	2.5%	3.0%
Discount rate	17.8%	11.0%	10.3%	13.3%	15.3%	11.0%
Revenue growth rate	1.0%	7.0%	6.4%	13.1%	6.4%	7.0%
Fair value less cost to dispose	$293,973	$194,294	$23,325	$95,979	$403,767	$194,294
Carrying value	$211,713	$185,156	$14,338	$40,869	$341,777	$185,156

	Indefinite Life Intangible Impairment Testing			Goodwill Impairment Testing
	Canadian Cannabis CGU	Plant Propagation	European Cannabis CGU	Cannabis Operating Segment	Plant Propagation
January 1, 2024
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%	3.0%
Discount rate	12.0%	10.0%	12.0%	12.0%	10.0%
Revenue growth rate	4.6%	10.6%	17.4%	4.6%	10.6%
Fair value less cost to dispose	$74,175	$192,729	$48,143	$138,395	$192,729
Carrying value	$266,399	$172,475	$46,904	$333,721	$172,475

Sensitivities and Impact of Changes in Significant Assumptions on the Fair Value of Intangible Assets
The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at indoor cannabis production facilities:

Significant inputs & assumptions(1)	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2025	March 31, 2024		March 31, 2025	March 31, 2024
Average selling price per gram	$6.61	$4.88	Increase or decrease of $1.00 per gram	$3,401	$5,490
Weighted average yield (grams per plant)	73.46	68.61	Increase or decrease by 5 grams per plant	$1,823	$1,538
Cost per gram to complete production	$1.40	$0.99	Increase or decrease of $1.00 per gram	$3,466	$5,619
(1)Significant inputs and assumptions are in whole numbers as indicated.
The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at plant propagation production facilities:

Significant inputs & assumptions(1)	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2025	March 31, 2024		March 31, 2025	March 31, 2024
Average selling price per floral/bedding plant	$7.38	$7.77	Increase or decrease by 10%	$2,963	$2,360
Average stage of completion in the production process	69%	59%	Increase or decrease by 10%	$1,894	$3,464
(1)Significant inputs and assumptions are in whole numbers as indicated.

Significant inputs & key assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	$9,186
Total revenue	Decrease of 2%	$12,842
EBITDA margin	Decrease of 1%	$7,549

Significant inputs & key assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	$6,208
Total revenue	Decrease of 2%	$22,921
EBITDA margin	Decrease of 1%	$13,607

Significant inputs & key assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	8,987
Total revenue	Decrease of 2%	$16,664
EBITDA margin	Decrease of 1%	$10,465

Significant inputs & assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	$10,735
Total revenue	Decrease of 2%	$15,688
EBITDA margin	Decrease of 1%	$7,834